Other current liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other current liabilities [Abstract]
Accruals	$ 3,340	$ 3,868
Social security payable	495	385
Other liabilities	407	704
Other Current Liabilities	$ 4,242	$ 4,957
Other current liabilities, expected settlement period, maximum	1 year